Convertible Notes - Schedule of Convertible Notes (Details) (10K) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 1,672,385	$ 3,096,935	$ 2,863,271
Unamortized discounts	(79,469)	(277,733)	(445,594)
Accrued interest	83,706	148,930	86,334
Premium, net	1,122,002	1,731,167	975,834
Convertible notes, net	$ 2,789,624	$ 4,699,299	$ 3,479,845